Acquisitions and divestitures - (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Acquisitions And Divestitures
Proceeds from partial disposal of Aliança shares	$ 891
Cash paid for the acquisition of Aliança shares		(493)
Cash paid for the purchase of Anglo American Brasil shares		(30)
Proceeds from partial disposal of VODC shares		600
Proceeds from the partial disposal of PTVI shares		155
Proceeds from the partial disposal of VBML shares		2,455
Disbursement related to MRN sale			(72)
Proceeds from the divestment of Companhia Siderúrgica do Pecém			1,082
Cash contribution to Companhia Siderúrgica do Pecém			(1,149)
Cash received (paid) from disposal and acquisition of investments, net	$ 891	$ 2,687	$ (139)